UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RCG Starboard Advisors, LLC   >>>  Was Admiral Advisors
Address: 599 Lexington Avenue, 2Oth floor
         New York, NY  10022

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-201-4804

Signature, Place, and Date of Signing:

      /s/ Marc Baum     New York, NY     May 15, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $434,889 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHWORTH INC                   COM              04516H101     5592  1941551 SH       SOLE                  1941551        0        0
CAPITAL SOUTHWEST CORP         COM              140501107    11721    94739 SH       SOLE                    94739        0        0
CAPTARIS INC                   COM              14071N104     9933  2247252 SH       SOLE                  2247252        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3    31375 48363000 PRN      SOLE                 48363000        0        0
CHORDIANT SOFTWARE INC         COM NEW          170404305     1266   210000 SH       SOLE                   210000        0        0
CPI CORP                       COM              125902106    18651  1079988 SH       SOLE                  1079988        0        0
DATASCOPE CORP                 COM              238113104    36266   875352 SH       SOLE                   875352        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102    11530   772800 SH       SOLE                   772800        0        0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    10055   420000 SH       SOLE                   420000        0        0
FEDERAL SIGNAL CORP            COM              313855108    44549  3191219 SH       SOLE                  3191219        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107      372   270729 SH       SOLE                   270729        0        0
HARRIS INTERACTIVE INC         COM              414549105     4594  1682688 SH       SOLE                  1682688        0        0
I-MANY INC                     COM              44973Q103     6544  2726760 SH       SOLE                  2726760        0        0
KENSEY NASH CORP               COM              490057106    60448  2088020 SH       SOLE                  2088020        0        0
KEYNOTE SYS INC                COM              493308100     6661   565001 SH       SOLE                   565001        0        0
LUBYS INC                      COM              549282101     3761   531216 SH       SOLE                   531216        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0    58503 63204000 PRN      SOLE                 63204000        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    44676  2852843 SH       SOLE                  2852843        0        0
S1 CORPORATION                 COM              78463B101    34845  4900788 SH       SOLE                  4900788        0        0
SCHULMAN A INC                 COM              808194104    31283  1523747 SH       SOLE                  1523747        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     1155   220479 SH       SOLE                   220479        0        0
UNITED ONLINE INC              COM              911268100     1109   105000 SH       SOLE                   105000        0        0